CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares	Treasury shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Non-controlling interest	Total
Balance at Dec. 31, 2020	$ 37	$ (1,749)	$ 412,450	$ 330,118	$ 26,267	$ 31,792	$ 798,915
Balance, shares at Dec. 31, 2020	365,235,402	4,643,150
Net income				748,924		115,923	864,847
Other comprehensive income					45,160	9,885	55,045
Exercise of subsidiary's stock options (see Note 9)			594,301		(3,654)	344,271	934,918
Share-based compensation			10,077				10,077
Options exercised			28				28
Options exercised, shares	47,000
Restricted shares vested	$ 1		(1)
Restricted shares vested, shares	7,252,250
Balance at Dec. 31, 2021	$ 38	$ (1,749)	1,016,855	1,079,042	67,773	501,871	2,663,830
Balance, shares at Dec. 31, 2021	372,534,652	4,643,150
Net income				1,819,801		659,841	2,479,642
Other comprehensive income					(252,800)	(73,130)	(325,930)
Exercise of subsidiary's stock options (see Note 9)			878,768		8,951	742,845	1,630,564
Share-based compensation			314,973				314,973
Options exercised			995				995
Options exercised, shares	1,672,350
Restricted shares vested	$ 2		(2)
Restricted shares vested, shares	26,770,640
Repurchase stock		$ (124,929)					(124,929)
Repurchase stock (in shares)	(9,954,315)	9,954,315
Subsidiary's dividend payment						(33,762)	(33,762)
Repurchase of shares by subsidiary			(386)		44	(435)	(777)
Balance at Dec. 31, 2022	$ 40	$ (126,678)	2,211,203	2,898,843	(176,032)	1,797,230	6,604,606
Balance, shares at Dec. 31, 2022	391,023,327	14,597,465
Net income				429,545		223,341	652,886
Other comprehensive income					(119,511)	(44,057)	(163,568)
Exercise of subsidiary's stock options (see Note 9)			5,401		1,549	23,441	30,391
Share-based compensation			149,758				149,758
Options exercised			4				$ 4
Options exercised, shares	7,500						7,500
Restricted shares vested	$ 1		(1)
Restricted shares vested, shares	9,702,020
Repurchase stock		$ (485,931)					$ (485,931)
Repurchase stock (in shares)	(72,219,565)	72,219,565
Subsidiary's dividend payment						(303,658)	(303,658)
Repurchase of shares by subsidiary			(26,281)		(3)	(9,920)	(36,204)
Balance at Dec. 31, 2023	$ 41	$ (612,609)	$ 2,340,084	$ 3,328,388	$ (293,997)	$ 1,686,377	$ 6,448,284
Balance, shares at Dec. 31, 2023	328,513,282	86,817,030